Asset Retirement Obligation - Information Related to Asset Retirement Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Asset Retirement Obligation Disclosure [Abstract]
Beginning Balance	$ 215,089	$ 210,889
Additions to asset retirement obligations	7,583	4,003
Accretion expense	4,404	4,236
Liabilities settled	(4,087)	(4,039)
Ending Balance	$ 222,989	$ 215,089